Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the unaudited condensed consolidated statements of cash flows are presented separately on the unaudited condensed consolidated balance sheets as follows:

	As of December 31,2020		As of March 31,2021
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	4,428,120	4,428,120	8,447,075	8,447,075
US$	3,793,451	24,781,268	3,448,350	22,609,056
Euro	—	—	644	4,954

Total		29,209,388		31,061,085

Cash and cash equivalents as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31,2019		As of December 31,2020
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	772,435	772,435	4,428,120	4,428,120
US$	167,732	1,168,754	3,793,451	24,781,268
HKD	6,418	5,742	—	—

Total		1,946,931		29,209,388

Summary of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and finance lease receivables for the three months ended March 31, 2020 and 2021:

For the Three Months Ended March 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	588
Write-offs	(2,286)

Balance as of March 31, 2020	5,021

For the Three Months Ended March 31, 2021
Balance as of December 31, 2020	12,507
Current period provision	4,351
Write-offs	(188)

Balance as of March 31, 2021	16,670

The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and finance lease receivables for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	10,039
Write-offs	(4,251)

Balance as of December 31, 2020	12,507

Summary of Useful Lives of Property Plant and Equipment

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months

Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months